Artisan Mid Cap Fund Annual Fund Operating Expenses - Artisan Mid Cap Fund	Sep. 30, 2025
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	1.21%
Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	1.07%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.98%

[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.